Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current
Cash and cash equivalents	$ 60,723	$ 97,232
Restricted cash – current (note 16)	2,476	2,779
Accounts receivable	28,308	36,202
Assets held for sale (note 15)	13,756	32,974
Due from affiliates (note 13c)	2,619	5,236
Bunker and lube oil inventory	49,817	34,606
Prepaid expenses	11,069	9,739
Accrued revenue	33,271	26,640
Total current assets	202,039	245,408
Restricted cash – long-term (note 16)	3,135	3,135
At cost, less accumulated depreciation of $292.7 million (2020 - $417.4 million) (note 15)	1,073,465	1,104,742
Vessels related to finance leases, at cost, less accumulated depreciation of $89.4 million (2020 - $124.4 million) (notes 7 and 15)	329,846	450,558
Operating Lease, Right-of-Use Asset	10,334	2,529
Total vessels and equipment	1,413,645	1,557,829
Investment in and advances to equity-accounted joint venture	25,000	28,561
Derivative assets (note 8)	181	0
Other non-current assets	1,654	897
Intangible assets at cost, less accumulated amortization of $4.1 million (2020 - $3.7 million)	1,612	1,989
Goodwill	2,426	2,426
Total Assets	1,649,692	1,840,245
Supplemental Balance Sheet Elements [Abstract]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	292,700	417,400
Sale Leaseback Transaction, Accumulated Depreciation	89,400	124,400
Accumulated amortization on intangible assets	4,100	3,700
Current
Accounts payable	33,734	31,059
Accrued liabilities (notes 13c and 17)	37,135	55,055
Short-term debt (note 5)	20,000	10,000
Due to affiliates (note 13c)	9,831	3,123
Current portion of long-term debt (note 6)	34,399	10,858
Freight forward agreements	571	289
Current obligations related to finance leases (note 7)	20,005	78,476
Current portion of operating lease liabilities (note 7)	6,398	3,685
Other current liabilities (note 3)	2,411	4,574
Total current liabilities	164,484	197,119
Long-term debt (note 6)	343,130	232,103
Long-term obligations related to finance leases (note 7)	213,811	281,567
Long-term operating lease liabilities (note 7)	3,937	315
Derivative liabilities (note 8)	0	597
Other long-term liabilities (note 10)	46,559	49,642
Total liabilities	771,921	761,343
Equity
Common stock and additional paid-in capital (585.0 million shares authorized, 29.2 million Class A and 4.6 million Class B shares issued and outstanding as of September 30, 2021, and 585.0 million shares authorized, 29.1 million Class A and 4.6 million Class B shares issued and outstanding as at December 31, 2020) (note 12)	$ 1,300,653	$ 1,299,220
Common stock, shares authorized (in shares)	585,000,000	585,000,000
Accumulated deficit	$ (422,882)	$ (220,318)
Total equity	877,771	1,078,902
Total liabilities and equity	$ 1,649,692	$ 1,840,245
Common Class A [Member]
Equity
Common stock, shares authorized (in shares)	485,000,000.0	485,000,000
Common Stock, Shares, Outstanding	29,200,000	29,100,000
Common stock, shares issued (in shares)	29,200,000	29,100,000
Common Class B [Member]
Equity
Common stock, shares authorized (in shares)	100,000,000.0	100,000,000
Common Stock, Shares, Outstanding	4,600,000	4,600,000
Common stock, shares issued (in shares)	4,600,000	4,600,000